AXS Income Opportunities Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 28.1%
	REITS — 27.7%
10,000	Alexandria Real Estate Equities, Inc. - REIT	$1,134,600
37,876	American Assets Trust, Inc. - REIT	721,538
48,774	Annaly Capital Management, Inc. - REIT	920,853
171,664	Arbor Realty Trust, Inc. - REIT	2,164,683
32,387	Boston Properties, Inc. - REIT	1,576,275
4,100	Camden Property Trust - REIT	428,327
13,000	Digital Realty Trust, Inc. - REIT	1,331,980
20,900	Federal Realty Investment Trust - REIT	1,843,380
86,739	Global Medical REIT, Inc. - REIT	756,364
43,302	KKR Real Estate Finance Trust, Inc. - REIT	486,281
363,081	Macerich Co. - REIT[1]	3,500,101
160,693	Medical Properties Trust, Inc. - REIT	1,325,717
30,000	Outfront Media, Inc. - REIT	429,600
28,000	Piedmont Office Realty Trust, Inc. - Class A - REIT	174,440
2,450	Prologis, Inc. - REIT	305,148
16,400	Regency Centers Corp. - REIT	922,828
28,822	Rexford Industrial Realty, Inc. - REIT	1,569,070
85,833	Sabra Health Care REIT, Inc. - REIT	966,480
15,900	Simon Property Group, Inc. - REIT	1,671,885
19,750	SL Green Realty Corp. - REIT	456,817
20,000	VICI Properties, Inc. - REIT	618,600
102,650	Vornado Realty Trust - REIT[1]	1,391,934
		24,696,901
	VENTURE CAPITAL — 0.4%
25,520	Newlake Capital Partners, Inc. - REIT	314,917
	TOTAL COMMON STOCKS
	(Cost $33,264,445)	25,011,818
	PREFERRED STOCKS — 76.6%
	COMMERCIAL SERVICES — 2.3%
51,272	Triton International Ltd. - Series C, 7.375%[2,3,4]	1,215,146
35,303	Triton International Ltd. - Series D, 6.875%[2,3,4]	797,848
		2,012,994
	REAL ESTATE — 0.8%
32,452	Seritage Growth Properties - Series A, 7.000%[2,4]	719,461
	REITS — 69.5%
140,507	AGNC Investment Corp. - Series C, 10.371% (3-Month USD Libor + 511.1 basis points)[1,2,4,5]	3,521,105
55,017	AGNC Investment Corp. - Series D, 6.875% (3-Month USD Libor + 433.2 basis points)[1,2,4,5]	1,187,817
34,452	AGNC Investment Corp. - Series E, 6.500% (3-Month USD Libor + 499.3 basis points)[2,4,5]	758,633

AXS Income Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2023 (Unaudited)

Number of Shares		Value
	PREFERRED STOCKS (Continued)
	REITS (Continued)
21,468	AGNC Investment Corp. - Series F, 6.125% (3-Month USD Libor + 469.7 basis points)[2,4,5]	$438,806
66,316	American Homes 4 Rent - Series G, 5.875%[1,2,4]	1,563,731
74,673	Annaly Capital Management, Inc. - Series F, 10.152% (3-Month USD Libor + 499.3 basis points)[1,2,4,5]	1,836,956
39,250	Annaly Capital Management, Inc. - Series G, 9.331% (3-Month USD Libor + 417.2 basis points)[2,4,5]	930,225
72,916	Annaly Capital Management, Inc. - Series I, 6.750% (3-Month USD Libor + 498.9 basis points)[1,2,4,5]	1,698,214
46,925	Arbor Realty Trust, Inc. - Series D, 6.375%[1,2,4]	856,381
72,856	Arbor Realty Trust, Inc. - Series E, 6.250%[1,2,4]	1,309,222
70,186	Arbor Realty Trust, Inc. - Series F, 6.250% (3-Month Term SOFR + 544 basis points)[2,4,5]	1,315,286
99,948	Armada Hoffler Properties, Inc. - Series A, 6.750%[2,4]	2,227,841
17,046	Centerspace - Series C, 6.625%[1,2,4]	422,741
67,175	Chatham Lodging Trust - Series A, 6.625%[1,2,4]	1,279,012
40,703	Chimera Investment Corp. - Series A, 8.000%[1,2,4]	790,452
68,373	Chimera Investment Corp. - Series C, 7.750% (3-Month USD Libor + 474.3 basis points)[2,4,5]	1,247,807
75,733	Chimera Investment Corp. - Series D, 8.000% (3-Month USD Libor + 537.9 basis points)[1,2,4,5]	1,473,007
65,305	CorEnergy Infrastructure Trust, Inc., 7.375%[2,4]	506,114
32,892	CTO Realty Growth, Inc. - Series A, 6.375%[2,4]	631,526
76,379	DiamondRock Hospitality Co. - Series A, 8.250%[1,2,4]	1,992,728
81,990	EPR Properties - Series G, 5.750%[2,4]	1,484,839
33,861	Franklin BSP Realty Trust, Inc. - Series E, 7.500%[2,4]	653,179
52,191	Global Net Lease, Inc. - Series A, 7.250%[1,2,4]	973,884
50,538	Global Net Lease, Inc. - Series B, 6.875%[2,4]	965,276
33,784	Hersha Hospitality Trust - Series C, 6.875%[1,2,4]	665,207
117,598	Hersha Hospitality Trust - Series D, 6.500%[1,2,4]	2,334,320
139,429	Hersha Hospitality Trust - Series E, 6.500%[1,2,4]	2,844,352
133,546	KKR Real Estate Finance Trust, Inc. - Series A, 6.500%[1,2,4]	2,278,295
49,537	National Storage Affiliates Trust - Series A, 6.000%[1,2,4]	1,121,022
54,092	Pebblebrook Hotel Trust - Series E, 6.375%[1,2,4]	1,014,225
79,941	Pebblebrook Hotel Trust - Series F, 6.300%[2,4]	1,520,478
86,674	Pebblebrook Hotel Trust - Series G, 6.375%[1,2,4]	1,560,132
93,413	Pebblebrook Hotel Trust - Series H, 5.700%[1,2,4]	1,570,272
19,518	PennyMac Mortgage Investment Trust - Series B, 8.000% (3-Month USD Libor + 599 basis points)[1,2,4,5]	440,716
67,000	PennyMac Mortgage Investment Trust - Series C, 6.750%[2,4]	1,224,760
46,002	Rithm Capital Corp. - Series B, 7.125% (3-Month USD Libor + 564 basis points)[1,2,4,5]	956,842
89,371	Rithm Capital Corp. - Series C, 6.375% (3-Month USD Libor + 496.9 basis points)[1,2,4,5]	1,651,576
189,791	RLJ Lodging Trust, 1.950%[1,4,6]	4,450,599

AXS Income Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2023 (Unaudited)

Number of Shares		Value
	PREFERRED STOCKS (Continued)
	REITS (Continued)
11,056	RPT Realty - Series D, 7.250%[4,6]	$509,282
34,765	SL Green Realty Corp. - Series I, 6.500%[1,2,4]	547,549
52,665	Summit Hotel Properties, Inc. - Series E, 6.250%[2,4]	979,569
108,000	Summit Hotel Properties, Inc. - Series F, 5.875%[2,4]	1,868,400
66,121	Sunstone Hotel Investors, Inc. - Series H, 6.125%[1,2,4]	1,317,792
70,000	Sunstone Hotel Investors, Inc. - Series I, 5.700%[1,2,4]	1,331,400
53,019	TPG RE Finance Trust, Inc. - Series C, 6.250%[1,2,4]	918,289
34,000	UMH Properties, Inc. - Series D, 6.375%[1,2,4]	753,100
		61,922,959
	TELECOMMUNICATIONS — 4.0%
31,663	DigitalBridge Group, Inc. - Series H, 7.125%[1,2,4]	652,258
52,781	DigitalBridge Group, Inc. - Series I, 7.150%[1,2,4]	1,072,510
90,867	DigitalBridge Group, Inc. - Series J, 7.125%[2,4]	1,856,413
		3,581,181
	TOTAL PREFERRED STOCKS
	(Cost $81,770,987)	68,236,595
	SHORT-TERM INVESTMENTS — 2.8%
2,517,314	Goldman Sachs Financial Square Government Fund - Institutional Shares, 5.01%[1,7]	2,517,314
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,517,314)	2,517,314
	TOTAL INVESTMENTS — 107.5%
	(Cost $117,552,746)	95,765,727
	Liabilities in Excess of Other Assets — (7.5)%	(6,671,075)
	TOTAL NET ASSETS — 100.0%	$89,094,652

REIT – Real Estate Investment Trusts

[1]All or a portion of the security is segregated as collateral for line of credit borrowings. As of May 31, 2023, the aggregate value of those securities was $32,751,791, representing 36.8% of net assets.
[2]Callable.
[3]Foreign security denominated in U.S. Dollars.
[4]Perpetual security. Maturity date is not applicable.
[5]Variable rate security.
[6]Convertible security.
[7]The rate is the annualized seven-day yield at period end.